OTHER FINANCIAL INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other financial income (expenses), net [Abstract]
Interest expense	$ (125,376)	$ (46,737)	$ (26,997)
Finance expense	(125,376)	(46,737)	(26,997)
Interest income	255,009	75,145	62,912
Finance income	255,009	75,145	62,912
Net foreign exchange gain (loss)	98,037	(163,740)	(36,761)
Change in fair value of financial assets	1,899	78,309	75,801
Derivative contract results	(60,183)	(2,132)	1,485
Others	(45,932)	(10,978)	16,022
Other financial income (expenses), net	$ (6,179)	$ (98,541)	$ 56,547